Contents of Significant Accounts - Operating Revenues - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of additional information about revenue [Abstract]
Revenue that was included in contract liability balance at beginning of period	$ 1,416	$ 706
Transaction price allocated to unsatisfied performance obligations	167	2,759
Asset recognized from the cost to fulfill a contract with customer	$ 612	$ 549